Commitments, contingencies and guarantees - Disclosure of minimum payments under long-term service and other agreements (Details)	Sep. 30, 2025 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 464,023,000
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	226,509,000
Between one and three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	214,408,000
Between three and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	23,106,000
Beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum payments due under long-term service and other agreements	$ 0